Label	Element	Value
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly | iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: 0.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.20%
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly | iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: 220.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.40%
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly | iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: 198.80 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.20%)
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly | iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: 232.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.50%)